Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Unrecognized tax positions that would impact the effective tax rate	$ 220	$ 253	$ 202
Unrecognized tax positions as a component of income taxes expense, recognized in interest	(2)	(6)	13
Unrecognized tax positions as a component of income taxes expense, accrued interest	47
Federal, state and foreign net operating loss carryforwards	423
Federal, state and foreign net operating loss carryforwards, expiration date	Various times through 2023
Base year reserves included in retained earnings	$ 102